Shareholders' Equity (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 27, 2025	Jun. 30, 2025	Jan. 31, 2024	Jan. 28, 2024	Jan. 25, 2024
Share Repurchase Program [Line Items]
Net proceeds from issuance of new Common Shares		$ 173
Common Shares Sale Agreement [Member]
Share Repurchase Program [Line Items]
Maximum offering amount	$ 75,000
Compensation (percentage) to agent	2.50%
Common Shares issued		7,954
Net proceeds from issuance of new Common Shares		$ 173
Offering expenses		454
Dividend Reinvestment Plan [Member]
Share Repurchase Program [Line Items]
Offering expenses		$ 219
Compensation Plan [Member]
Share Repurchase Program [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized					1,100,000
Number of treasury shares transferred to common shares				330,000
Compensation Plan [Member] | Maximum [Member]
Share Repurchase Program [Line Items]
Number of restricted common shares reserved for issuance			3,300,000